Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Payables [Abstract]
Schedule of Accrued Expenses and Other Payables

Accrued expenses and other payables consisted of the following:

	As of December 31,
	2025	2024
	US$	US$
Salary and welfare payable	247,113	285,195
VAT and other taxes payables	112,917	114,114
Interest payable	22,029	21,398
Contract liabilities	162,120	219,933
Other accrued expenses*	233,409	54,072
Total	777,588	694,712

*	Other accrued expenses included the return liabilities and warranty liabilities in relation to the revenue generated.